Voya Mutual Funds (“Registrant”)
To each series of the Registrant (each a “Fund” and collectively the “Funds”)
Supplement dated May 12, 2015
To the Funds’ current prospectuses
(each a “Prospectus” and collectively the “Prospectuses”)
At a meeting held on March 12, 2015, the Registrant’s Board of Trustees approved amending and restating the Funds’ Investment Management Agreements so that, effective May 1, 2015, the terms of each Fund’s Investment Management Agreement and its Administration Agreement are combined under a single Amended and Restated Investment Management Agreement with a single management fee. The single management fee rate under each Fund’s Amended and Restated Investment Management Agreement does not exceed the former combined investment management and administrative services fee rates for the Fund and, under each Fund’s Amended and Restated Investment Management Agreement, there was no change to the investment management or administrative services provided or the fees charged to the Fund.
Each Fund’s Prospectus(es) are revised as follows:
1	The table and accompanying footnotes of the section entitled “Annual Fund Operating Expenses” in the summary section of each Fund‘s Prospectus(es) are deleted and replaced with the following:
Voya Diversified Emerging Markets Debt Fund
Class		A	C	I	W
Management Fees[2]	%	0.80	0.80	0.80	0.80
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	1.00	None	None
Other Expenses	%	9.17	9.17	8.97	9.17
Acquired Fund Fees and Expenses	%	0.09	0.09	0.09	0.09
Total Annual Fund Operating Expenses[3]	%	10.31	11.06	9.86	10.06
Waivers and Reimbursements[4]	%	(9.06)	(9.06)	(8.91)	(9.06)
Total Annual Fund Operating Expenses After Waivers and Reimbursements	%	1.25	2.00	0.95	1.00
1	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
2	The portion of the management fee attributable to the advisory services is 0.70% and the portion of the management fee attributable to the administrative services is 0.10%.
3	Total Annual Fund Operating Expenses may be higher than the Fund’s ratio of expenses to average net assets shown in the Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 1.25%, 2.00%, 0.95%, and 1.00% for Class A, Class C, Class I, and Class W shares, respectively, through March 1, 2016. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund’s board.
Voya Diversified International Fund
Class		A	B	C	I
Management Fees[2]	%	0.15	0.15	0.15	0.15
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	1.00	1.00	None
Other Expenses	%	0.35	0.35	0.35	0.30
Acquired Fund Fees and Expenses	%	0.91	0.91	0.91	0.91
Total Annual Fund Operating Expenses[3]	%	1.66	2.41	2.41	1.36
Waivers and Reimbursements[4]	%	(0.26)	(0.26)	(0.26)	(0.21)
Total Annual Fund Operating Expenses after Waivers and Reimbursements	%	1.40	2.15	2.15	1.15

Class		O	R	W
Management Fees[2]	%	0.15	0.15	0.15
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	0.50	None
Other Expenses	%	0.35	0.35	0.35
Acquired Fund Fees and Expenses	%	0.91	0.91	0.91
Total Annual Fund Operating Expenses[3]	%	1.66	1.91	1.41
Waivers and Reimbursements[4]	%	(0.26)	(0.26)	(0.26)
Total Annual Fund Operating Expenses after Waivers and Reimbursements	%	1.40	1.65	1.15
1	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
2	The Fund’s Management Fee structure is a “bifurcated fee” structure as follows: an annual rate of 0.10% of the Fund’s average daily net assets invested in Underlying Funds within the Voya family of funds; and 0.40% of the Fund’s average daily net assets invested in direct investments, which include, but are not limited to, a security issued by an investment company that is not part of the Voya family of funds, including exchange-traded funds, a security issued by a non-mutual fund issuer, such as an operating company, and derivative instruments. The portion of the management fee attributable to the advisory services is 0.05% and the portion of the management fee attributable to the administrative services is 0.10%.
3	Total Annual Fund Operating Expenses may be higher than the Fund’s ratio of expenses to average net assets shown in the Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 1.58%, 2.33%, 2.33%, 1.33%, 1.58%, 1.83%, and 1.33% for Class A, Class B, Class C, Class I, Class O, Class R, and Class W shares, respectively, through March 1, 2018. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. In addition, the adviser is contractually obligated to further limit expenses to 1.40%, 2.15%, 2.15%, 1.15%, 1.40%, 1.65%, and 1.15% for Class A, Class B, Class C, Class I, Class O, Class R, and Class W shares, respectively, through March 1, 2016. The limitations do not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. Termination or modification of these obligations requires approval by the Fund’s board.
Voya Emerging Markets Equity Dividend Fund
Class		A	B	C	I	O	W
Management Fees[2]	%	1.10	1.10	1.10	1.10	1.10	1.10
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	1.00	1.00	None	0.25	None
Other Expenses	%	1.15	1.15	1.15	1.05	1.15	1.15
Total Annual Fund Operating Expenses	%	2.50	3.25	3.25	2.15	2.50	2.25
Waivers and Reimbursements[3]	%	(0.80)	(0.80)	(0.80)	(0.70)	(0.80)	(0.80)
Total Annual Fund Operating Expenses after Waivers and Reimbursements	%	1.70	2.45	2.45	1.45	1.70	1.45
1	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
2	The portion of the management fee attributable to the advisory services is 1.00% and the portion of the management fee attributable to the administrative services is 0.10%.
3	The adviser is contractually obligated to limit expenses to 1.70%, 2.45%, 2.45%, 1.45%, 1.70%, and 1.45% for Class A, Class B, Class C, Class I, Class O, and Class W shares, respectively, through March 1, 2016. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund’s board.
Voya Global Bond Fund
Class		A	B	C	I
Management Fees[3]	%	0.50	0.50	0.50	0.50
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	1.00	1.00	None
Other Expenses	%	0.23	0.23	0.23	0.13
Total Annual Fund Operating Expenses	%	0.98	1.73	1.73	0.63
Waivers and Reimbursements[4]	%	(0.08)	(0.08)	(0.08)	None
Total Annual Fund Operating Expenses after Waivers and Reimbursements	%	0.90	1.65	1.65	0.63

Class		O	P2	R	W
Management Fees[3]	%	0.50	0.50	0.50	0.50
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	None	0.50	None
Other Expenses	%	0.23	0.13	0.23	0.23
Total Annual Fund Operating Expenses	%	0.98	0.63	1.23	0.73
Waivers and Reimbursements[4]	%	(0.08)	(0.48)	(0.08)	(0.08)
Total Annual Fund Operating Expenses after Waivers and Reimbursements	%	0.90	0.15	1.15	0.65
1	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
2	Based on Class A shares’ expenses adjusted for contractual differences.
3	The portion of the management fee attributable to the advisory services is 0.40% and the portion of the management fee attributable to the administrative services is 0.10%.
4	The adviser is contractually obligated to limit expenses to 0.90%, 1.65%, 1.65%, 0.65%, 0.90%, 0.15%, 1.15%, and 0.65% for Class A, Class B, Class C, Class I, Class O, Class P, Class R, and Class W shares, respectively, through March 1, 2016. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. In addition, the adviser is contractually obligated to waive its management fee for Class P shares through March 1, 2016. Termination or modification of these obligations requires approval by the Fund’s board.

Class	R6
Management Fee[1]	0.50%
Distribution and/or Shareholder Services (12b-1) Fees	None
Other Expenses	0.10%
Total Annual Fund Operating Expenses	0.60%
Waivers and Reimbursements[2]	None
Total Annual Fund Operating Expenses after Waivers and Reimbursements	0.60%
1	The portion of the management fee attributable to the advisory services is 0.40% and the portion of the management fee attributable to the administrative services is 0.10%.
2	The adviser is contractually obligated to limit expenses to 0.65% through March 1, 2016. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund’s board.
Voya Global Equity Dividend Fund
Class		A	B	C	I	O	W
Management Fees[2]	%	0.80	0.80	0.80	0.80	0.80	0.80
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	1.00	1.00	None	0.25	None
Other Expenses	%	0.41	0.41	0.41	0.31	0.41	0.41
Total Annual Fund Operating Expenses	%	1.46	2.21	2.21	1.11	1.46	1.21
Waivers and Reimbursements[3]	%	(0.21)	(0.21)	(0.21)	(0.11)	(0.21)	(0.21)
Total Annual Fund Operating Expenses after Waivers and Reimbursements	%	1.25	2.00	2.00	1.00	1.25	1.00
1	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
2	The portion of the management fee attributable to the advisory services is 0.70% and the portion of the management fee attributable to the administrative services is 0.10%.
3	The adviser is contractually obligated to limit expenses to 1.40%, 2.15%, 2.15%, 1.15%, 1.40%, and 1.15% for Class A, Class B, Class C, Class I, Class O, and Class W shares, respectively, through March 1, 2016. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The adviser is contractually obligated to further limit expenses to 1.25%, 2.00%, 2.00%, 1.00%, 1.25%, and 1.00% for Class A, Class B, Class C, Class I, Class O, and Class W shares, respectively, through March 1, 2016. The limitations do not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. Termination or modification of these obligations requires approval by the Fund’s board.
Voya Global Perspectives Fund
Class		A	C	I	R	W
Management Fees[2]	%	0.20	0.20	0.20	0.20	0.20
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	1.00	None	0.50	None
Other Expenses	%	0.66	0.66	0.76	0.66	0.66
Acquired Fund Fees and Expenses	%	0.80	0.80	0.80	0.80	0.80
Total Annual Fund Operating Expenses[3]	%	1.91	2.66	1.76	2.16	1.66
Waivers and Reimbursements[4]	%	(0.68)	(0.68)	(0.78)	(0.68)	(0.68)
Total Annual Fund Operating Expenses After Waivers and Reimbursements	%	1.23	1.98	0.98	1.48	0.98
1	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
2	The portion of the management fee attributable to the advisory services is 0.10% and the portion of the management fee attributable to the administrative services is 0.10%.
3	Total Annual Fund Operating Expenses may be higher than the Fund’s ratio of expenses to average net assets shown in the Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 1.23%, 1.98%, 0.98%, 1.48%, and 0.98% for Class A, Class C, Class I, Class R, and Class W shares, respectively, through March 1, 2016. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund’s board.
Voya Global Real Estate Fund
Class		A	B	C	I
Management Fees[2]	%	0.81	0.81	0.81	0.81
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	1.00	1.00	None
Other Expenses	%	0.20	0.20	0.20	0.17
Total Annual Fund Operating Expenses	%	1.26	2.01	2.01	0.98
Waivers and Reimbursements[3]	%	None	None	None	None
Total Annual Fund Operating Expenses after Waivers and Reimbursements	%	1.26	2.01	2.01	0.98

Class		O	R	W
Management Fees[2]	%	0.81	0.81	0.81
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	0.50	None
Other Expenses	%	0.20	0.20	0.20
Total Annual Fund Operating Expenses	%	1.26	1.51	1.01
Waivers and Reimbursements[3]	%	None	None	None
Total Annual Fund Operating Expenses after Waivers and Reimbursements	%	1.26	1.51	1.01
1	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
2	The portion of the management fee attributable to the advisory services is 0.71% and the portion of the management fee attributable to the administrative services is 0.10%.
3	The adviser is contractually obligated to limit expenses to 1.40%, 2.15%, 2.15%, 1.15%, 1.40%, 1.65%, and 1.15% for Class A, Class B, Class C, Class I, Class O, Class R, and Class W shares, respectively, through March 1, 2016. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund’s board.

Class	R6
Management Fee[1]	0.81%
Distribution and/or Shareholder Services (12b-1) Fees	None
Other Expenses[2]	0.06%
Total Annual Fund Operating Expenses	0.87%
Waivers and Reimbursements[3]	None
Total Annual Fund Operating Expenses after Waivers and Reimbursements	0.87%
1	The portion of the management fee attributable to the advisory services is 0.71% and the portion of the management fee attributable to the administrative services is 0.10%.
2	Other expenses are based on estimated amounts for the current fiscal year.
3	The adviser is contractually obligated to limit expenses to 1.10% for Class R6 shares through March 1, 2016. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund’s board.
Voya Global Value Advantage Fund
Class		A	B	C	I	W
Management Fees[2]	%	1.00	1.00	1.00	1.00	1.00
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	1.00	1.00	None	None
Other Expenses	%	0.24	0.24	0.24	0.21	0.24
Total Annual Fund Operating Expenses	%	1.49	2.24	2.24	1.21	1.24
Waivers and Reimbursements[3]	%	(0.14)	(0.14)	(0.14)	(0.11)	(0.14)
Total Annual Fund Operating Expenses after Waivers and Reimbursements	%	1.35	2.10	2.10	1.10	1.10
1	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
2	The portion of the management fee attributable to the advisory services is 0.90% and the portion of the management fee attributable to the administrative services is 0.10%.
3	The adviser and distributor are contractually obligated to limit expenses to 1.35%, 2.10%, 2.10%, 1.10%, and 1.10% for Class A, Class B, Class C, Class I, and Class W shares, respectively, through March 1, 2017. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. This limitation is subject to possible recoupment by the adviser and distributor within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund’s board.
Voya International  Core Fund
Class		I	W
Management Fee[1]	%	0.85	0.85
Distribution and/or Shareholder Services (12b-1) Fees	%	None	None
Other Expenses	%	0.19	0.19
Acquired Fund Fees and Expenses	%	0.01	0.01
Total Annual Fund Operating Expenses[2]	%	1.05	1.05
Waivers and Reimbursements[3]	%	(0.09)	(0.09)
Total Annual Fund Operating Expenses after Waivers and Reimbursements	%	0.96	0.96
1	The portion of the management fee attributable to the advisory services is 0.75% and the portion of the management fee attributable to the administrative services is 0.10%.
2	Total Annual Fund Operating Expenses may be higher than the Fund’s ratio of expenses to average net assets shown in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
3	The adviser is contractually obligated to limit expenses to 0.95% and 0.95% for Class I shares and Class W shares, respectively, through March 1, 2016. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund’s board.
Voya International Real Estate Fund
Class		A	B	C	I	W
Management Fees[2]	%	1.03	1.03	1.03	1.03	1.03
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	1.00	1.00	None	None
Other Expenses	%	0.14	0.14	0.14	0.09	0.14
Total Annual Fund Operating Expenses	%	1.42	2.17	2.17	1.12	1.17
Waivers and Reimbursements[3]	%	None	None	None	None	None
Total Annual Fund Operating Expenses after Waivers and Reimbursements	%	1.42	2.17	2.17	1.12	1.17
1	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
2	The portion of the management fee attributable to the advisory services is 0.93% and the portion of the management fee attributable to the administrative services is 0.10%.
3	The adviser and sub-adviser are contractually obligated to limit expenses to 1.50%, 2.25%, 2.25%, 1.25%, and 1.25% for Class A, Class B, Class C, Class I, and Class W shares, respectively, through March 1, 2016. This limitation is subject to possible recoupment by the adviser and sub-adviser within 36 months of the waiver or reimbursement. In addition, the adviser and sub-adviser are contractually obligated to further limit expenses whereby the sub-adviser will pay the incremental costs necessary to further limit expenses to 1.45%, 2.20%, 2.20%, 1.20%, and 1.20% for Class A, Class B, Class C, Class I, and Class W shares, respectively, through March 1, 2016. The limitations do not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. Termination or modification of these obligations requires approval by the Fund’s board.
Voya Multi-Manager Emerging Markets Equity Fund
Class		A	B	C	I	R	W
Management Fee[2]	%	1.10	1.10	1.10	1.10	1.10	1.10
Distribution and/or Shareholder Services (12b-1) Fee	%	0.25	1.00	1.00	None	0.50	None
Other Expenses	%	0.48	0.48	0.48	0.20	0.48	0.48
Total Annual Fund Operating Expenses	%	1.83	2.58	2.58	1.30	2.08	1.58
Waivers and Reimbursements[3]	%	(0.23)	(0.23)	(0.23)	(0.05)	(0.23)	(0.23)
Total Annual Fund Operating Expenses after Waivers and Reimbursements	%	1.60	2.35	2.35	1.25	1.85	1.35
1	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
2	The portion of the management fee attributable to the advisory services is 1.00% and the portion of the management fee attributable to the administrative services is 0.10%.
3	The adviser is contractually obligated to limit expenses to 1.60%, 2.35%, 2.35%, 1.35%, 1.85%, and 1.35% for Class A, Class B, Class C, Class I, Class R, and Class W shares, respectively, through March 1, 2016. In addition, the adviser is contractually obligated to further limit expenses of Class I shares to 1.25% through March 1, 2016. The limitations do not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. The limitations are subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of these obligations requires approval by the Fund’s board.
Voya Multi-Manager International Equity Fund
Class	I
Management Fees[1]	0.85%
Distribution and/or Shareholder Services (12b-1) Fees	None
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.99%
Waivers, Reimbursements and Recoupments[2]	(0.02)%
Total Annual Fund Operating Expenses after Waivers, Reimbursements and Recoupments	0.97%
1	The portion of the management fee attributable to the advisory services is 0.75% and the portion of the management fee attributable to the administrative services is 0.10%.
2	The adviser is contractually obligated to limit expenses to 0.99% for Class I shares, through March 1, 2016. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The adviser is contractually obligated to waive a portion of the management fee through March 1, 2016. The management fee waiver for the Fund is an estimated 0.02%. Termination or modification of these obligations requires approval by the Fund’s board.
Voya Multi-Manager International Small Cap Fund
Class		A	B	C	I	O	W
Management Fees[3]	%	1.10	1.10	1.10	1.10	1.10	1.10
Distribution and/or Shareholder Services (12b-1) Fees	%	0.35	1.00	1.00	None	0.25	None
Other Expenses	%	0.33	0.33	0.33	0.22	0.33	0.33
Total Annual Fund Operating Expenses	%	1.78	2.43	2.43	1.32	1.68	1.43
Waivers and Reimbursements[4]	%	(0.04)	(0.04)	(0.04)	(0.08)	(0.04)	(0.04)
Total Annual Fund Operating Expenses after Waivers and Reimbursements	%	1.74	2.39	2.39	1.24	1.64	1.39
1	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
2	Expense information has been restated to reflect current contractual rates.
3	The portion of the management fee attributable to the advisory services is 1.00% and the portion of the management fee attributable to the administrative services is 0.10%.
4	The adviser is contractually obligated to limit expenses to 1.95%, 2.60%, 2.60%, 1.40%, 1.85%, and 1.60% for Class A, Class B, Class C, Class I, Class O, and Class W shares, respectively, through March 1, 2016. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. In addition, the adviser is contractually obligated to further limit expenses to 1.75%, 2.40%, 2.40%, 1.25%, 1.65%, and 1.40% for Class A, Class B, Class C, Class I, Class O, and Class W shares, respectively, through March 1, 2017. These limitations do not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. In addition, the adviser is contractually obligated to waive a portion of the management fee through March 1, 2016. The management fee waiver for the Fund is an estimated 0.02%. Effective March 2, 2015, the adviser is contractually obligated to further waive a portion of the management fee through March 1, 2017. The additional management fee waiver for the Fund is an estimated 0.01%. Termination or modification of these obligations requires approval by the Fund’s board.
Voya Russia Fund
Class		A	I	W
Management Fees[2]	%	1.35	1.35	1.35
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	None	None
Other Expenses	%	0.47	0.53	0.47
Total Annual Fund Operating Expenses	%	2.07	1.88	1.82
Waivers and Reimbursements[3]	%	(0.07)	(0.13)	(0.07)
Total Annual Fund Operating Expenses after Waivers and Reimbursements	%	2.00	1.75	1.75
1	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
2	The portion of the management fee attributable to the advisory services is 1.25% and the portion of the management fee attributable to the administrative services is 0.10%.
3	The adviser is contractually obligated to limit expenses to 2.15%, 1.90%, and 1.90% for Class A, Class I, and Class W shares, respectively, through March 1, 2016. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. In addition, the adviser is contractually obligated to further limit expenses to 2.00%, 1.75%, and 1.75% for Class A, Class I, and Class W shares, respectively, through March 1, 2016. The limitations do not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. Termination or modification of these obligations requires approval by the Fund’s board.